OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees and related accruals	$ 1,673	$ 2,074
Accrual for withholding taxes and royalties payments related to Milestone payments from Bayer		4
Accrued expenses	1,076	1,388
Other accounts payable and accrued expenses	$ 2,749	$ 3,466